Label	Element	Value
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 45,527,000
Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	45,527,000
Parent [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 45,527,000